Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Issued Capital	Accumulated Losses	Other Reserves	Total	Non- Controlling Interest	Total
Balance at Dec. 31, 2023	$ 68,792,216	$ (62,176,234)	$ 9,472,705	$ 16,088,687	$ (462,455)	$ 15,626,232
Loss for the period		(685,892)		(685,892)	(44,455)	(730,347)
Issuance of new ordinary shares						52,500
Paid in capital released on expiry of warrants		5,733,982	(5,733,982)
Issuance of shares for cash	52,500			52,500		52,500
Balance at Jun. 30, 2024	68,844,716	(57,128,144)	3,738,723	15,455,295	(506,910)	14,948,385
Balance at Dec. 31, 2024	68,844,716	(54,073,172)		14,771,544	(821,813)	13,949,731
Loss for the period		(514,087)		(514,087)		(514,087)
Issuance of new ordinary shares	18,000			18,000		18,000
Balance at Jun. 30, 2025	$ 68,862,716	$ (54,587,259)		$ 14,275,457	$ (821,813)	$ 13,453,644